LEASES - Narrative (Details) $ in Millions	Apr. 29, 2022 USD ($)
Disclosure Of Leases [Line Items]
Right-of-use assets, lease agreement value	$ 125
Sumitomo Metal Mining Co Ltd
Disclosure Of Leases [Line Items]
Ownership interest in joint venture	30.00%
Côté Gold UJV
Disclosure Of Leases [Line Items]
Ownership interest in joint venture	70.00%